Critical Accounting Estimates and Judgments and Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible asset amortization expense
Disclosure of changes in accounting estimates [line items]
Change in estimate	$ 95,192,000	$ 0